FAIR VALUE OF FINANCIAL INSTRUMENTS	3 Months Ended
Mar. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
12. FAIR VALUE OF FINANCIAL INSTRUMENTS

At December 31, 2014 and March 31, 2015, the carrying values of financial instruments such as cash and cash equivalents, trade receivables and payables, other receivables and accrued liabilities and the current portion of long-term debt approximated their market values, based on the short-term maturities of these instruments.

The company calculates fair values for its marketable securities based on quoted market prices for identical assets and liabilities which represents Level 1 of ASC 820-10 fair value hierarchy.

At December 31, 2014 and March 31, 2015 the fair values of long-term debt and long-term receivables were comparable with their respective carrying values.

The following table presents information about the Company securities based on quoted market prices for identical assets and liabilities for March 31, 2015 and indicates the fair value hierarchy of the valuation technics utilized to determine such fair value.

						Three months ended Mar, 31 2015			Three months ended March,31 2014
	Net Carrying					Operational	Financial Gain		Operational	Financial Gain
	Value as of	Net Carrying				Gain (losses)	(losses)		Gain (losses)	(losses)
	December 31,	Value as of	Fair Value Measured and Recorded Using			recognized in	recognized in		recognized in	recognized in
(in thousands of US Dollars)	2014	Mar 31, 2015	Level 1	Level 2	Level 3	earnings	earnings	Total	earnings	earnings	Total
Assets
Cash and cash equivalent	39,760	38,536	38,536	-	-	-	-	-	-	-	-
Marketable securities	53,074	74,637	74,637	-	-	-	531	531	-	-	-
Liabilities
Acquisition liability contingent consideration (a)	70,112	72,169	-	-	72,169	(2,380)	-	(2,380)	(849)		(849)
Acquisition liability note (b)	-	-	-	-	-			-	(3,013)		(3,013)
Acquisition liability warrant consideration (c)	34,542	37,417	-	-	37,417	(2,875)	-	(2,875)	(13,777)	-	(13,777)
Deerfield Royalty Agreement (d)	6,837	6,973			6,973		(176)	(176)		(105)	(105)
Broadfin Royalty Agreement (d)	3,259	3,323			3,323		(83)	(83)	-	(52)	(52)
Total						(5,254)	(259)	(5,513)	(17,639)	(157)	(17,796)

The fair values of the financial instruments in connection with the acquisition of Éclat (see note 10 Long-Term Debt) are estimated as follows:

(a) Acquisition liability contingent consideration: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual gross profit of each of the products which formed the project portfolio at the time of acquisition of Éclat Pharmaceuticals (Note 10 Long Term Debt).

The fair value of the contingent consideration will change over time in accordance with the changes in market conditions and thus business plan projections as the relate to market size, market share, product pricing, competitive landscape, and gross profit margins expected for each of the products.

(b) Acquisition liability Note: the Company uses a probability-weighted discounted cash flow model (see note 10 Long Term Debt). The note was repaid on March 24, 2014.

(c) Acquisition liability warrant consideration: the Company uses a Black-Scholes option pricing model. The fair value of the warrant consideration will change over time depending on the volatility and share price at balance sheet date (see note 10 Long Term Debt).

(d) Broadfin and Deerfield Royalty Agreement: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals (Note 10 Long Term Debt). The discount rate is 20%.

The following tables provide a reconciliation of fair value for which the Company used Level 3 inputs:

Acquisition
(in thousands of US Dollars)	Liabilities
Liability recorded upon acquisition	$(50,927)
Operational gain (loss) recognized in earnings for fiscal year 2012	$18,993
Operational gain (loss) recognized in earnings for fiscal year 2013	$(28,135)
Payment deferred consideration (Hycet)	$841
Payment interest on acquisition liability note	$335
Operational gain (loss) recognized in earnings for fiscal year 2014	$(60,503)
Reimbursment of acquisition liability note	$12,000
Payment of interest on acquisition liability note	$1,389
Payment of deferred consideration	$1,354

Net carrying value at January 1, 2015	$(104,653)
Operational gain (loss) recognized in earnings for three months to Mar 31, 2015	$(5,255)
Payment of interest on acquisition liability note	$-
Reimbursment of acquisition liability note	$-
Payment of deferred consideration	$323
Net carrying value at Mar 31, 2015	$(109,586)

	Deerfield	Broadfin
	Royalty	Royalty
(in thousands of US Dollars)	Agreement	Agreement
Liability recorded upon execution of Agreeement	$(2,600)	$(2,187)
Interest expense recognized in earnings for 2013	$(1,990)
Interest expense recognized in earnings for 2014	$(2,386)	$(1,139)
Payment of Royalty	$140	$67
Net carrying value at Jan 1, 2015	$(6,837)	$(3,259)
Interest expense recognized in earnings for 3 months to March 31, 2015	$(176)	$(83)
Payment of Royalty	$39	$19
Net carrying value at Mar 31, 2015	$(6,974)	$(3,323)

The acquisition liabilities, consisting of the warrants and deferred consideration, and Royalty agreement all of which are classified as long-term debt, are measured at fair value and the income or expense may change significantly as assumptions regarding the valuations and probability of successful development and approval of products in development vary.